Segment Information	12 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
Segment Information
31. Segment Information
Based on our business management organization which is classified by the nature of major products and services, customer base, regulations, and business areas, our business is organized into ten operating segments: Corporate Financial Services and Maintenance Leasing, Real Estate, PE Investment and Concession, Environment and Energy, Insurance, Banking and Credit, Aircraft and Ships, ORIX USA, ORIX Europe, and Asia and Australia.
Financial information about the operating segments reported below is that which is available by segment and evaluated regularly by the chief operating decision maker to make decision about resource allocations and assess performance.
An overview of operations for each of the ten segments follows below.

Corporate Financial Services and Maintenance Leasing	:	Finance and fee business; leasing and rental of automobiles, electronic measuring instruments and ICT-related equipment

Real Estate	:	Real estate development, rental and management; facility operations; real estate asset management

PE Investment and Concession	:	Private equity investment and concession

Environment and Energy	:	Domestic and overseas renewable energy; electric power retailing; ESCO services; sales of solar panels and battery energy storage system; recycling and waste management

Insurance	:	Life insurance

Banking and Credit	:	Banking and consumer finance

Aircraft and Ships	:	Aircraft investment and management; ship-related finance and investment

ORIX USA	:	Finance, investment and asset management in the Americas

ORIX Europe	:	Asset management of global equity and fixed income

Asia and Australia	:	Finance and investment businesses in Asia and Australia

Financial information of the segments for fiscal 2021, 2022 and 2023 is as follows:

	Millions of yen
	Fiscal Year ended March 31, 2021
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Revenues	¥431,015	¥359,798	¥331,222	¥141,971	¥491,894	¥83,724	¥31,617
Finance revenues	58,996	6,206	152	1,315	242	78,071	1,172
Interest expense	6,252	2,493	1,719	10,821	500	5,207	13,103
Depreciation and amortization	162,620	15,249	9,406	20,221	28,366	1,279	13,566
Other significant non-cash items:
Provision for credit losses	1,074	818	3,621	469	7	508	(159)
Write-downs of long-lived assets	207	1,167	0	98	0	0	0
Increase in policy liabilities and policy account balances	0	0	0	0	230,947	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	1,485	6,132	(8,449)	12,423	0	3	8,718
Bargain Purchase Gain	0	0	601	4,365	0	0	0
Segment profits	58,662	24,353	3,431	26,946	54,615	47,685	4,924
Segment assets	1,676,063	872,095	378,698	489,174	1,959,521	2,690,627	601,762
Long-lived assets	542,284	544,232	74,130	285,155	28,538	0	262,019
Expenditures for long-lived assets	155,713	100,494	12,123	17,681	3	0	32,920
Investment in affiliates	18,049	99,105	55,421	180,492	0	200	293,469

	Millions of yen
	Fiscal Year ended March 31, 2021
	ORIX USA	ORIX Europe	Asia and Australia	Total
Revenues	¥138,017	¥160,798	¥128,309	¥2,298,365
Finance revenues	87,172	171	39,931	273,428
Interest expense	20,471	(75)	20,439	80,930
Depreciation and amortization	2,474	962	50,837	304,980
Other significant non-cash items:
Provision for credit losses	6,221	34	3,424	16,017
Write-downs of long-lived assets	1,458	0	90	3,020
Increase in policy liabilities and policy account balances	0	0	0	230,947
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	8,423	245	(5,200)	23,780
Bargain Purchase Gain	0	0	0	4,966
Segment profits	39,419	39,063	12,179	311,277
Segment assets	1,220,081	369,546	1,084,222	11,341,789
Long-lived assets	13,656	0	231,307	1,981,321
Expenditures for long-lived assets	592	0	87,327	406,853
Investment in affiliates	43,816	1,770	195,413	887,735

	Millions of yen
	Fiscal Year ended March 31, 2022
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Revenues	¥445,338	¥390,688	¥385,739	¥160,232	¥486,704	¥84,821	¥38,639
Finance revenues	57,580	5,602	237	1,001	265	76,190	2,580
Interest expense	5,783	2,873	2,547	5,365	551	5,259	11,400
Depreciation and amortization	156,116	16,164	22,325	18,140	27,884	1,335	15,669
Other significant non-cash items:
Provision for credit losses	1,296	173	924	0	(0)	2,395	(0)
Write-downs of long-lived assets	1,092	88	11,657	19,564	0	0	2,331
Increase in policy liabilities and policy account balances	0	0	0	0	141,201	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	164,020	1,575	(11,040)	7,295	0	1	(5,472)
Segment profits	239,802	31,990	(11,682)	3,048	53,290	41,498	(2,319)
Segment assets	1,516,795	910,101	353,581	703,608	2,072,145	2,687,156	684,098
Long-lived assets	508,035	574,661	85,698	388,399	27,962	0	271,592
Expenditures for long-lived assets	146,851	78,601	11,884	30,200	0	0	70,370
Investment in affiliates	16,929	113,178	43,498	204,260	0	67	320,058

	Millions of yen
	Fiscal Year ended March 31, 2022
	ORIX USA	ORIX Europe	Asia and Australia	Total
Revenues	¥161,344	¥221,112	¥148,055	¥2,522,672
Finance revenues	90,708	56	47,166	281,385
Interest expense	17,140	(647)	20,548	70,819
Depreciation and amortization	2,678	1,225	59,768	321,304
Other significant non-cash items:
Provision for credit losses	(1,726)	0	885	3,947
Write-downs of long-lived assets	928	0	6	35,666
Increase in policy liabilities and policy account balances	0	0	0	141,201
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	20,593	449	25,370	202,791
Segment profits	75,235	49,334	51,165	531,361
Segment assets	1,364,142	401,869	1,306,089	11,999,584
Long-lived assets	13,399	0	280,684	2,150,430
Expenditures for long-lived assets	717	0	113,594	452,217
Investment in affiliates	45,337	2,221	232,471	978,019

	Millions of yen
	Fiscal Year ended March 31, 2023
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Revenues	¥429,907	¥418,736	¥376,405	¥215,770	¥499,487	¥84,286	¥54,009
Finance revenues	60,066	5,562	159	1,230	300	78,066	6,660
Interest expense	6,375	3,367	2,376	12,276	365	5,698	18,877
Depreciation and amortization	149,545	16,613	22,649	22,486	31,810	1,402	16,257
Other significant non-cash items:
Provision for credit losses	1,036	61	(84)	(8)	(1)	716	1
Write-downs of long-lived assets	67	1,724	229	58	0	0	0
Increase in policy liabilities and policy account balances	0	0	0	0	101,743	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	1,508	9,580	(5,275)	19,966	0	0	9,744
Bargain Purchase Gain	0	0	58	1,018	0	0	98
Segment profits	73,176	51,523	2,686	35,682	37,980	37,610	18,583
Segment assets	1,514,070	935,027	605,471	773,617	2,050,412	2,698,747	742,890
Long-lived assets	500,111	592,190	100,848	450,797	27,194	0	295,549
Expenditures for long-lived assets	160,920	89,380	15,328	76,556	0	0	103,993
Investment in affiliates	16,961	117,040	36,678	190,384	0	0	348,583

	Millions of yen
	Fiscal Year ended March 31, 2023
	ORIX USA	ORIX Europe	Asia and Australia	Total
Revenues	¥189,045	¥206,486	¥189,744	¥2,663,875
Finance revenues	106,599	812	59,933	319,387
Interest expense	43,643	4,317	31,992	129,286
Depreciation and amortization	3,023	6,619	75,867	346,271
Other significant non-cash items:
Provision for credit losses	3,495	0	2,544	7,760
Write-downs of long-lived assets	114	0	57	2,249
Increase in policy liabilities and policy account balances	0	0	0	101,743
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	3,118	683	12,750	52,074
Bargain Purchase Gain	0	0	0	1,174
Segment profits	49,021	40,675	34,319	381,255
Segment assets	1,462,067	417,941	1,395,096	12,595,338
Long-lived assets	12,639	0	321,000	2,300,328
Expenditures for long-lived assets	1,428	0	152,906	600,511
Investment in affiliates	52,408	2,714	235,586	1,000,354
The accounting policies of the segments are almost the same as those described in Note 1 “Significant Accounting and Reporting Policies” except for the treatment of income tax expenses, net income attributable to the noncontrolling interests, net income attributable to the redeemable noncontrolling interests. Net income attributable to noncontrolling interests and redeemable noncontrolling interests are not included in segment profits or losses because the management evaluates segments’ performance based on profits or losses
(pre-tax)
attributable to ORIX Corporation Shareholders. Income taxes are not included in segment profits or losses because the management evaluates segments’ performance on a pre-tax
basis. Most of selling, general and administrative expenses, including compensation costs that are directly related to the revenue generating activities of each segment and excluding the expenses that should be borne by ORIX Group as a whole, have been accumulated by and charged to each segment. Gains and losses that management does not consider for evaluating the performance of the segments, such as write-downs of certain long-lived assets and certain foreign exchange gains or losses (included in other (income) and expense) are excluded from the segment profits or losses, and are regarded as corporate items.
Assets attributed to each segment are net investment in leases, installment loans, investment in operating leases, investment in securities, property under facility operations, investment in affiliates, inventories, advances for finance lease and operating lease (included in other assets), advances for property under facility operations (included in other assets), goodwill, intangible assets acquired in business combinations (included in other assets) and servicing assets (included in other assets). This has resulted in the depreciation of office facilities being included in each segment’s profit or loss while the carrying amounts of corresponding assets are not allocated to each segment’s assets. However, the effect resulting from this allocation is not significant.

Since April 1, 2021, a portion of interest expenses, which were initially included in the difference between segment total profits and consolidated amounts, have been charged directly to its respective segments. In addition, a portion of selling, general and administrative expenses, which were initially recorded in each respective segment, have been included in the difference between segment total profits and consolidated amounts. Furthermore, a portion of the leasing business in the Environment and Energy segment was transferred to the Corporate Financial Services and Maintenance Leasing segment. As a result of these changes, segment data for fiscal 2021 has been retrospectively restated.
Since April 1, 2022, a portion of interest expenses and a portion of selling, general and administrative expenses, which were initially included in the difference between segment total profits and consolidated amounts, have been charged directly to their respective segments. As a result of these changes, segment data for fiscal 2021 and 2022 have been retrospectively restated.
The reconciliation of segment totals to consolidated financial statement amounts is as follows:
Significant items to be reconciled are segment revenues, segment profits and segment assets. Other items do not have a significant difference between segment amounts and consolidated amounts.

	Millions of yen
	2021	2022	2023
Segment revenues:
Total revenues for segments	¥2,298,365	¥2,522,672	¥2,663,875
Revenues related to corporate assets	12,010	16,696	23,947
Revenues from inter-segment transactions	(17,667)	(19,003)	(21,449)

Total consolidated revenues	¥2,292,708	¥2,520,365	¥2,666,373

Segment profits:
Total segment profits	¥311,277	¥531,361	¥381,255
Corporate losses	(28,325)	(32,483)	(22,092)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	4,609	5,998	8,005

Total consolidated income before income taxes	¥287,561	¥504,876	¥367,168

Segment assets:
Total segment assets	¥11,341,789	¥11,999,584	¥12,595,338
Cash and cash equivalents, restricted cash	1,079,575	1,091,812	1,366,908
Allowance for credit losses	(78,945)	(69,459)	(64,723)
Trade notes, accounts and other receivable	354,334	359,949	441,803
Other corporate assets	866,329	888,786	926,865

Total consolidated assets	¥13,563,082	¥14,270,672	¥15,266,191

The following information represents geographical revenues and income before income taxes, which are attributed to geographic areas, based on the country location of the Company and its subsidiaries.

	Millions of yen
	Fiscal Year ended March 31, 2021
	Japan	The Americas*1	Other*2	Total
Total Revenues	¥1,817,124	¥208,072	¥267,512	¥2,292,708
Income before Income Taxes	177,157	57,304	53,100	287,561

	Millions of yen
	Fiscal Year ended March 31, 2022
	Japan	The Americas*1	Other*2	Total
Total Revenues	¥1,946,153	¥240,234	¥333,978	¥2,520,365
Income before Income Taxes	322,755	94,759	87,362	504,876

	Millions of yen
	Fiscal Year ended March 31, 2023
	Japan	The Americas*1	Other*2	Total
Total Revenues	¥2,006,349	¥261,948	¥398,076	¥2,666,373
Income before Income Taxes	195,254	73,179	98,735	367,168

*1	Mainly the United States
*2	Mainly Asia, Europe, Australasia and Middle East
No single customer accounted for 10% or more of the Company’s total revenues for fiscal 2021, 2022 and 2023.

The following information represents disaggregation of revenues for revenues from contracts with customers, by goods or services category and geographical location.

	Millions of yen
	Fiscal Year ended March 31, 2021
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥10,348	¥2,836	¥301,732	¥3,816	¥0	¥0	¥0
Real estate sales	0	88,512	0	0	0	0	0
Asset management and servicing	354	6,216	33	45	0	207	23
Automobile related services	59,903	0	0	225	0	0	0
Facilities operation	0	23,301	0	0	0	0	0
Environment and energy services	3,060	0	0	134,424	0	0	0
Real estate management and brokerage	0	103,457	0	0	0	0	0
Real estate contract work	0	80,455	0	0	0	0	0
Other	49,548	1,505	21,997	1,667	1,667	4,771	3,317

Total revenues from contracts with customers	123,213	306,282	323,762	140,177	1,667	4,978	3,340

Geographical location
Japan	122,232	306,282	323,762	130,077	1,667	4,978	1,194
The Americas	0	0	0	0	0	0	0
Other	981	0	0	10,100	0	0	2,146

Total revenues from contracts with customers	123,213	306,282	323,762	140,177	1,667	4,978	3,340

Other revenues*	307,802	53,516	7,460	1,794	490,227	78,746	28,277

Segment revenues/Total revenues	¥431,015	¥359,798	¥331,222	¥141,971	¥491,894	¥83,724	¥31,617

	Millions of yen
	Fiscal Year ended March 31, 2021
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥2,407	¥0	¥65	¥321,204	¥679	¥321,883
Real estate sales	558	0	0	89,070	0	89,070
Asset management and servicing	16,099	150,302	0	173,279	(88)	173,191
Automobile related services	0	0	11,874	72,002	(2)	72,000
Facilities operation	0	0	0	23,301	510	23,811
Environment and energy services	960	0	0	138,444	(1,433)	137,011
Real estate management and brokerage	0	0	0	103,457	(1,515)	101,942
Real estate contract work	0	0	0	80,455	(276)	80,179
Other	3,254	86	613	88,425	43	88,468

Total revenues from contracts with customers	23,278	150,388	12,552	1,089,637	(2,082)	1,087,555

Geographical location
Japan	0	0	1	890,193	(1,956)	888,237
The Americas	23,278	62,249	0	85,527	0	85,527
Other	0	88,139	12,551	113,917	(126)	113,791

Total revenues from contracts with customers	23,278	150,388	12,552	1,089,637	(2,082)	1,087,555

Other revenues*	114,739	10,410	115,757	1,208,728	(3,575)	1,205,153

Segment revenues/Total revenues	¥138,017	¥160,798	¥128,309	¥2,298,365	¥(5,657)	¥2,292,708

	Millions of yen
	Fiscal Year ended March 31, 2022
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥9,741	¥2,521	¥320,104	¥3,861	¥0	¥0	¥0
Real estate sales	0	94,617	0	0	0	0	0
Asset management and servicing	347	6,107	20	93	0	326	38
Automobile related services	62,897	0	0	228	0	0	0
Facilities operation	0	31,421	0	0	0	0	0
Environment and energy services	2,911	0	76	154,081	0	0	0
Real estate management and brokerage	0	102,689	0	0	0	0	0
Real estate contract work	0	93,265	0	0	0	0	0
Other	52,489	1,393	28,877	903	2,062	6,101	7,401

Total revenues from contracts with customers	128,385	332,013	349,077	159,166	2,062	6,427	7,439

Geographical location
Japan	127,918	332,013	349,077	154,311	2,062	6,427	3,642
The Americas	0	0	0	0	0	0	0
Other	467	0	0	4,855	0	0	3,797

Total revenues from contracts with customers	128,385	332,013	349,077	159,166	2,062	6,427	7,439

Other revenues*	316,953	58,675	36,662	1,066	484,642	78,394	31,200

Segment revenues/Total revenues	¥445,338	¥390,688	¥385,739	¥160,232	¥486,704	¥84,821	¥38,639

	Millions of yen
	Fiscal Year ended March 31, 2022
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥2,251	¥0	¥577	¥339,055	¥1,642	¥340,697
Real estate sales	84	0	0	94,701	(1)	94,700
Asset management and servicing	18,880	219,132	0	244,943	(56)	244,887
Automobile related services	0	0	13,630	76,755	17	76,772
Facilities operation	0	0	0	31,421	742	32,163
Environment and energy services	1,187	0	0	158,255	(1,928)	156,327
Real estate management and brokerage	0	0	0	102,689	(2,385)	100,304
Real estate contract work	0	0	0	93,265	(266)	92,999
Other	4,698	75	905	104,904	2,345	107,249

Total revenues from contracts with customers	27,100	219,207	15,112	1,245,988	110	1,246,098

Geographical location
Japan	0	0	0	975,450	219	975,669
The Americas	27,100	77,647	0	104,747	0	104,747
Other	0	141,560	15,112	165,791	(109)	165,682

Total revenues from contracts with customers	27,100	219,207	15,112	1,245,988	110	1,246,098

Other revenues*	134,244	1,905	132,943	1,276,684	(2,417)	1,274,267

Segment revenues/Total revenues	¥161,344	¥221,112	¥148,055	¥2,522,672	¥(2,307)	¥2,520,365

	Millions of yen
	Fiscal Year ended March 31, 2023
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥5,356	¥3,373	¥280,361	¥4,200	¥0	¥0	¥624
Real estate sales	0	92,657	0	0	0	0	0
Asset management and servicing	326	7,807	0	214	0	482	66
Automobile related services	63,414	0	0	248	0	0	0
Facilities operation	0	55,231	0	0	0	0	0
Environment and energy services	3,023	40	84	207,037	0	0	0
Real estate management and brokerage	0	100,137	0	0	0	0	0
Real estate contract work	0	96,509	24,105	0	0	0	0
Other	39,779	1,243	31,745	834	2,626	6,577	10,805

Total revenues from contracts with customers	111,898	356,997	336,295	212,533	2,626	7,059	11,495

Geographical location
Japan	111,898	356,997	336,295	188,196	2,626	7,059	3,566
The Americas	0	0	0	0	0	0	0
Other	0	0	0	24,337	0	0	7,929

Total revenues from contracts with customers	111,898	356,997	336,295	212,533	2,626	7,059	11,495

Other revenues*	318,009	61,739	40,110	3,237	496,861	77,227	42,514

Segment revenues/Total revenues	¥429,907	¥418,736	¥376,405	¥215,770	¥499,487	¥84,286	¥54,009

	Millions of yen
	Fiscal Year ended March 31, 2023
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥2,023	¥0	¥1,698	¥297,635	¥2,266	¥299,901
Real estate sales	11	0	0	92,668	0	92,668
Asset management and servicing	22,900	207,679	9	239,483	(251)	239,232
Automobile related services	0	0	18,763	82,425	3	82,428
Facilities operation	0	0	0	55,231	1,000	56,231
Environment and energy services	1,433	0	0	211,617	(1,968)	209,649
Real estate management and brokerage	0	0	0	100,137	(1,544)	98,593
Real estate contract work	0	0	0	120,614	(235)	120,379
Other	6,649	150	1,633	102,041	2,243	104,284

Total revenues from contracts with customers	33,016	207,829	22,103	1,301,851	1,514	1,303,365

Geographical location
Japan	0	0	0	1,006,637	2,737	1,009,374
The Americas	33,016	73,820	0	106,836	0	106,836
Other	0	134,009	22,103	188,378	(1,223)	187,155

Total revenues from contracts with customers	33,016	207,829	22,103	1,301,851	1,514	1,303,365

Other revenues*	156,029	(1,343)	167,641	1,362,024	984	1,363,008

Segment revenues/Total revenues	¥189,045	¥206,486	¥189,744	¥2,663,875	¥2,498	¥2,666,373

*
Other revenues include revenues that are not in the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.